Performance Management	Nov. 11, 2026
Sterling Capital Hedged BDC Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-888-637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-888-637-7798
Sterling Capital Macro-Led International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-888-637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-888-637-7798
Sterling Capital AI Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-888-637-7798.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-888-637-7798